Condensed Financial Information of Registrant Prudential plc - Statements of Changes in Equity (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity at beginning of year	£ 14,667	£ 12,956	£ 11,812
Comprehensive income
Profit for the year	2,389	1,921	2,579
Actuarial gains recognised in respect of the defined benefit pension scheme	89	(93)	22
Total comprehensive income for the year	2,494	3,020	2,090
Transactions with owners, recorded directly in equity
New share capital subscribed	21	13	7
Share based payment transactions	89	(51)	39
Dividends	(1,159)	(1,267)	(974)
Equity at end of year	16,094	14,667	12,956
Share capital
Equity at beginning of year	129	128	128
Transactions with owners, recorded directly in equity
New share capital subscribed		1
Equity at end of year	129	129	128
Share premium
Equity at beginning of year	1,927	1,915	1,908
Transactions with owners, recorded directly in equity
New share capital subscribed	21	12	7
Equity at end of year	1,948	1,927	1,915
Prudential plc
Equity at beginning of year	7,505	7,909	7,945
Comprehensive income
Profit for the year	1,235	840	920
Actuarial gains recognised in respect of the defined benefit pension scheme	28	4	4
Total comprehensive income for the year	1,263	844	924
Transactions with owners, recorded directly in equity
New share capital subscribed	21	13	7
Share based payment transactions	(1)	6	7
Dividends	(1,159)	(1,267)	(974)
Total contributions by and distributions to owners	(1,139)	(1,248)	(960)
Equity at end of year	7,629	7,505	7,909
Prudential plc | Share capital
Equity at beginning of year	129	128	128
Transactions with owners, recorded directly in equity
New share capital subscribed		1
Total contributions by and distributions to owners		1
Equity at end of year	129	129	128
Prudential plc | Share premium
Equity at beginning of year	1,927	1,915	1,908
Transactions with owners, recorded directly in equity
New share capital subscribed	21	12	7
Total contributions by and distributions to owners	21	12	7
Equity at end of year	1,948	1,927	1,915
Prudential plc | Profit and loss account
Equity at beginning of year	5,449	5,866	5,909
Comprehensive income
Profit for the year	1,235	840	920
Actuarial gains recognised in respect of the defined benefit pension scheme	28	4	4
Total comprehensive income for the year	1,263	844	924
Transactions with owners, recorded directly in equity
Share based payment transactions	(1)	6	7
Dividends	(1,159)	(1,267)	(974)
Total contributions by and distributions to owners	(1,160)	(1,261)	(967)
Equity at end of year	£ 5,552	£ 5,449	£ 5,866